Related Parties (Details Narrative) (10-K) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	May 22, 2019	Jul. 31, 2016	Jul. 31, 2015	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 08, 2018	Oct. 31, 2015
Amount received from related parties				$ 78,000		$ 423,000
Paid to related parties						156,000
Debt interest rate									5.00%
Accrued interest				102,000		85,000	45,000
Debt face amount				$ 10,050,000		375,000	889,000
Repayments of notes payable, principal						264,000
Mr. Bafer [Member]
Debt interest rate			5.00%
Debt maturity date		Aug. 01, 2017	Oct. 01, 2015
Repayments of notes payable, principal						258,850
Interest paid						46,160
Convertible Promissory Note [Member]
Debt interest rate	8.00%
Debt face amount	$ 264,365					124,000
Debt maturity date	Aug. 31, 2019
FaceBank, Inc [Member]
Amount received from related parties						300,000
Mr. Bafer [Member]
Amount received from related parties						56,000
Paid to related parties						56,000
Mr. Textor [Member]
Amount received from related parties						37,000
Paid to related parties						49,000
Other Related parties [Member]
Amount received from related parties						30,000
Paid to related parties						$ 51,000
Chief Executive Officer [Member]
Note payable due to related parties								$ 172,000
Debt interest rate								18.00%